INCOME TAXES - Schedule of Reconciliation of Provision for Income Taxes and Expected Tax Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Underwriting gain (loss)	$ 211	$ (356)	$ 1,219
Net investment income	2,124	1,954	1,434
Net realized capital gains (losses)	(143)	19	(276)
Corporate expenses	(109)	(95)	(73)
Interest, fee and bond issue cost amortization expense	(151)	(149)	(134)
Other income (expense)	(45)	121	(14)
INCOME (LOSS) BEFORE TAXES	1,887	1,493	2,154
Expected tax provision at Bermuda statutory tax rate	283
Amount
Tax exempt income	(27)
Changes in valuation allowances	0
Total income tax expense (benefit)	296	120	(363)
Bermuda
Income Taxes [Line Items]
Underwriting gain (loss)	452
Net investment income	628
Net realized capital gains (losses)	(54)
Net derivative gain (loss)	0
Corporate expenses	(73)
Interest, fee and bond issue cost amortization expense	0
Other income (expense)	(40)
INCOME (LOSS) BEFORE TAXES	913
Amount
Other	12
Non-Bermuda
Income Taxes [Line Items]
Underwriting gain (loss)	(241)
Net investment income	1,497
Net realized capital gains (losses)	(89)
Net derivative gain (loss)	0
Corporate expenses	(36)
Interest, fee and bond issue cost amortization expense	(151)
Other income (expense)	(6)
INCOME (LOSS) BEFORE TAXES	974
United States
Income Taxes [Line Items]
Underwriting gain (loss)		(891)	533
Net investment income		1,219	954
Net realized capital gains (losses)		34	(190)
Net derivative gain (loss)		0	0
Corporate expenses		(19)	(18)
Interest, fee and bond issue cost amortization expense		(150)	(134)
Other income (expense)		64	(13)
INCOME (LOSS) BEFORE TAXES		257	1,132
Expected tax provision at Bermuda statutory tax rate		54	238
Amount
Tax exempt income		(1)	(3)
Dividend received deduction		(3)	(2)
Proration		1	1
Affiliated preferred stock dividends		7	7
Creditable foreign premium tax		(14)	(14)
Share-based compensation tax benefits formerly in APIC		(1)	(3)
BEAT Tax		66	0
Changes in valuation allowances		0	0
Statutory tax rate difference between United Kingdom and Bermuda	64	0	0
Insurance corporate-owned life insurance		(18)	(13)
Other	$ 4	9	(3)
Total income tax expense (benefit)		100	208
Non-U.S.
Income Taxes [Line Items]
Underwriting gain (loss)		536	686
Net investment income		734	479
Net realized capital gains (losses)		(15)	(86)
Net derivative gain (loss)		0	1
Corporate expenses		(76)	(55)
Interest, fee and bond issue cost amortization expense		1	0
Other income (expense)		57	(3)
INCOME (LOSS) BEFORE TAXES		1,237	1,022
Expected tax provision at Bermuda statutory tax rate		19	26
Amount
Tax exempt income		0	0
Dividend received deduction		0	0
Proration		0	0
Affiliated preferred stock dividends		0	0
Creditable foreign premium tax		0	0
Share-based compensation tax benefits formerly in APIC		0	0
BEAT Tax		0	0
Changes in valuation allowances		0	(13)
Statutory tax rate difference between United Kingdom and Bermuda		0	(578)
Insurance corporate-owned life insurance		0	0
Other		1	(6)
Total income tax expense (benefit)		$ 20	$ (571)